Note 9 - Short-term investments	12 Months Ended
Dec. 31, 2012
Investment [Text Block]
9 Short-term investments

	As of December 31,
	2011	2012
	$	$
Quoted securities, at market value	38,434,951	68,580,354
Time deposits with tenor greater than 90 days	18,150,007	21,738,225
Total	56,584,958	90,318,579

On December 20, 2010, the Group purchased secured notes issued by Aerospace Satellite Corporation Holding (“Aerospace Satellite”), a wholly owned subsidiary of PT MNC Sky Vision (“Sky Vision”), for $20 million. The secured notes are traded on Singapore Exchange Ltd., due November 16, 2015, bear interest at a rate of 12.75% per annum, and payable semi-annually in arrears. The secured notes are guaranteed by Sky Vision, a sister company of MNC. The Group sold the notes in 2011 and realized a gain of $1,110,646, of which $200,000 loss was reclassified out of accumulated other comprehensive income into earnings on a specific identification basis.

The Group also held an investment in a privately managed fund, which in turn invests in other marketable equity securities. Based on the quoted market price of the marketable equity securities in the fund, the fair value of the fund was $6,001,850 as of December 31, 2010. Net unrealized gain on available-for-sale investments included in other comprehensive income amounted to  $1,939,473 for  the  year  ended  December 31,  2010.

The Group sold the investment in the fund in May 2011 for $7,278,924 and realized a gain of $3,852,227, of which $2,576,723 was reclassified out of accumulated other comprehensive income into earnings on a specific identification basis.

In 2011, the Group purchased 357 million common shares of PT Global Mediacom TBK., through the open market, at an average price of IDR826 ($0.095) per share. Net unrealized gain of available-for-sale investment included in other comprehensive income amounted to $4,453,157 for the year ended December 31, 2011.

In 2012, the Group sold 357 million common shares of PT Global Mediacom TBK., through the open market, and recorded realized gain of $27.9 million on the sale of investment. $4,453,157 was transferred out of other comprehensive income to other operating income.  The proceeds from sale was used to purchase 708 million common shares of PT Bhakti Investama, holding company of GMC, 53 million common shares of MNC and 65 million common shares of PT Sky Vision Tbk.  Net unrealized gain of $6.7 million was recorded as unrealized gain on the marked-to-market valuation of these held-for-trading quoted investment for the year ended December 31, 2012.  Such amounts were recorded in Other Operating Income.

As of December 31, 2011 and 2012, all time deposits have original maturity terms more than three months and are due within one year.